                                 E*TRADE FUNDS
                              4500 Bohannon Drive
                             Menlo Park, CA 94025

October 13, 2006

VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re: E*TRADE Funds
    (Securities Act File No. 333-66807, Investment Company Act File No.
    811-09093)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, E*TRADE Funds hereby certifies that the Prospectuses and Statements of Additional Information with respect to the E*TRADE Kobren Growth Fund and E*TRADE Delphi Value Fund do not differ from the Prospectuses and Statements of Additional Information filed in Post-Effective Amendment No. 54 submitted electronically on October 7, 2006.

No fee is required in connection with this filing. If you have any questions regarding the attached filing, please contact the undersigned at (650) 331-5999.

Sincerely,

/s/ Elizabeth Gottfried
--------------------------
Elizabeth Gottfried

Attachment